PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2013	2012
	(Unaudited)
Fair value of Common Stock committed to be issued to investor relations consultant on December 14, 2012 (issued January 16, 2013) for year 2013
investor relations services (See Note 5)	$11,378	$151,700
Travel advances	-	12,439
Totals	$11,378	$164,139

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:
	2012	2011
Fair value of common stock committed to be issued on December 14, 2012 (issued January 16, 2013) to investor relations consultant for year 2013 investor relations services (See Note 5)
	$151,700	-
Travel advances	$12,439	-
Service contract	-	$19,826

Totals	$164,139	$19,826